Offerings	Dec. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2031
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.9994
Maximum Aggregate Offering Price	$ 599,640,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,804.88
Offering Note
(1) The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payments of all of the registration fee for Registration Statement No. 333-271325 filed on April 18, 2023.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2055
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99781
Maximum Aggregate Offering Price	$ 399,124,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,105.88
Offering Note
(1) The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payments of all of the registration fee for Registration Statement No. 333-271325 filed on April 18, 2023.